Property, plant, and equipment (Tables)	9 Months Ended
Sep. 30, 2023
Property, plant, and equipment
Schedule of plant and equipment and depreciation and impairment

		Pipelines,
	Plant and	networks, and	Work in
	equipment	lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2022	62,763,108	60,287,507	13,432,616	15,354,065	5,199,069	3,225,279	160,261,644
Additions/capitalizations (1)	1,417,220	1,362,963	2,972,969	205,978	3,034	129,801	6,091,965
Abandonment cost update (Note 22)	—	(23,365)	—	—	—	—	(23,365)
Capitalized financial interests (2)	71,725	57,252	69,081	9,171	97	7,023	214,349
Exchange differences capitalized	94	75	136	12	—	9	326
Disposals	(387,574)	(115,248)	(2,762)	(9,332)	(256)	(38,419)	(553,591)
Foreign currency translation	(6,008,008)	(3,366,305)	(166,407)	(1,362,125)	(358,511)	(203,094)	(11,464,450)
Reclassifications/transfers	(1,577,274)	457,158	(987,669)	2,207,724	(69)	(7,651)	92,219
Balance as of September 30, 2023 (Unaudited)	56,279,291	58,660,037	15,317,964	16,405,493	4,843,364	3,112,948	154,619,097

Accumulated depreciation and impairment losses
Balance as of December 31, 2022	(27,439,631)	(22,870,247)	(1,418,040)	(6,230,154)	(53,515)	(1,252,559)	(59,264,146)
Depreciation expense	(2,202,381)	(1,713,438)	—	(459,449)	—	(117,954)	(4,493,222)
Impairment loss (Note 17)	(6,835)	(635)	—	(1,868)	—	—	(9,338)
Disposals	368,450	105,806	—	7,935	39	21,576	503,806
Foreign currency translation	2,228,054	1,283,629	1,706	515,661	6,058	118,927	4,154,035
Reclassifications/transfers	865,102	(85,436)	47,220	(904,480)	—	4,704	(72,890)
Balance as of September 30, 2023 (Unaudited)	(26,187,241)	(23,280,321)	(1,369,114)	(7,072,355)	(47,418)	(1,225,306)	(59,181,755)
Balance as of December 31, 2022	35,323,477	37,417,260	12,014,576	9,123,911	5,145,554	1,972,720	100,997,498
Balance as of September 30, 2023 (Unaudited)	30,092,050	35,379,716	13,948,850	9,333,138	4,795,946	1,887,642	95,437,342
(1)	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Caño Sur, Castilla, Chichimene, and Rubiales fields, and Barrancabermeja Refinery ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 transmission line La Loma - Sogamoso 500 kV, UPME 07–2017 Sabanalarga – Bolívar 500 Kv, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, and asset optimization plan.
(2)	Financial interest is capitalized based on the weighted average rate of loan costs.